Long-term Incentive Compensation Plan (Details) (USD $) In Millions, except Share data	3 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Long-term Incentive Compensation Plan (Textuals) [Abstract]
Holding period of purchased shares (in years)	3 years
Total shares linked to long-term incentive compensation plan	2,458,627	2,458,627
Long term incentive compensation plan vesting period	3 years
Recognized liability under long-term incentive compensation plan	$ 127	$ 120